Summary of Significant Accounting Policies (Details) - USD ($)		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Variable Interest Entity [Line Items]
Total assets		$ 3,561,135		$ 3,053,731
Total liabilities		(3,235,404)		(2,765,104)
Net assets		325,731		288,627
Revenue		4,989,316	$ 4,429,145
Net income		31,262	90,428
Net cash (used in) provided by operating activities		(156,097)	674,715
Net cash provided by (used in) financing activities*	[1]	232,846	(527,627)
Net increase in cash and cash equivalents		76,749	$ 147,088
Domo [Member] | Current assets [Member]
Variable Interest Entity [Line Items]
Total assets		3,561,135		3,053,731
Domo [Member] | Non-current assets [Member]
Variable Interest Entity [Line Items]
Total assets
Domo [Member] | Third-party liabilities [Member]
Variable Interest Entity [Line Items]
Total liabilities		(813,389)		(575,935)
Domo [Member] | Intercompany payables [Member]
Variable Interest Entity [Line Items]
Total liabilities	[2]	$ (2,422,015)		$ (2,189,169)

[1]	Intercompany financing activities are eliminated upon consolidation.
[2]	Payables to Taizhou Fuling and Great Plastics are eliminated upon consolidation.